Annual Total Returns[BarChart] - PROFUND VP MID-CAP GROWTH - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.89%)	15.38%	30.52%	5.89%	0.28%	12.87%	18.31%	(11.98%)	24.24%	20.90%